GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill reclassified to assets held-for-sale		$ 1
Amortization expense for other intangible assets	$ 77	$ 93	$ 121
Concentra Inc.
Goodwill [Line Items]
Goodwill reclassified to assets held-for-sale	$ 480